DISPOSITIONS (Details) shares in Millions, $ in Millions			1 Months Ended					2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 01, 2021 USD ($) shares	Jan. 14, 2021 USD ($) shares	Dec. 31, 2022 USD ($)	May 31, 2022 transaction	May 31, 2021 USD ($) shares	Nov. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Gains on disposals of non-current assets											$ 28
Gain (loss) on acquisitions /dispositions, net recorded in equity											113	$ 414
Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity											52	414
Operating segments | Industrials
Disclosure of operating segments [line items]
Gains on disposals of non-current assets											19	1,823	$ 274
Gain (loss) on acquisitions /dispositions, net recorded in equity											33	414
Operating segments | Dealer software and technology services operations
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity									$ 19			0
GrafTech International Ltd
Disclosure of operating segments [line items]
Gains on disposals of non-current assets	$ 1,764	$ 82			$ 5
Voting interest	37.00%	48.00%
Proportion of ownership interest in subsidiary	13.00%				8.00%
GrafTech International Ltd | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of operating segments [line items]
Gains on disposals of non-current assets	$ 609	$ 239
Number of shares in entity disposed (in shares) | shares	30.0	20.0			11.3
Proceeds from sale of assets held for sale	$ 350	$ 214			$ 150
Number of block trade transactions (in transactions) | transaction				2
Digital Cloud Services Operations
Disclosure of operating segments [line items]
Gains on disposals of non-current assets			$ 9
Gross proceeds			$ 13
Public securities
Disclosure of operating segments [line items]
Gains on disposals of non-current assets								$ 40		$ 41
Gain (loss) on acquisitions /dispositions, net recorded in equity											33	169
Cold storage logistics business
Disclosure of operating segments [line items]
Gains on disposals of non-current assets							$ 186
Gross proceeds							$ 255
New Zealand pathology business
Disclosure of operating segments [line items]
Gains on disposals of non-current assets						$ 55
Gross proceeds						$ 390
GrafTech International Ltd
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity											$ 19	$ 245